Operating expenses - Schedule of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (4,183)	€ (5,398)
Payroll costs (including share-based payments)	(6,336)	(5,295)
Depreciation, amortization and provision expenses	(301)	(172)
Total SG&A expenses	€ (10,819)	€ (10,864)